Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting
(1) Currency and interes
t rate
swap contracts under cash
flow
hedge accounting as of December 31, 2022 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000 )	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000 )	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018 ~ Apr. 16, 2023

Mar. 4, 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000 )	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020 ~ Jun. 4, 2025

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018 ~ Aug. 13, 2023

Dec. 19, 2018	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500 )	Interest rate risk	Credit Agricole CIB	Mar.19, 2019 ~ Dec.14, 2023

(2)
SK Broadband Co., Ltd., a subsidiary of the Parent Company, entered into Total Return Swap(TRS) contract amou
n
ting to ￦270,000 million and ￦64,000 million with beneficiary certificates as underlying asset with IGIS Professional Investment Type Private Real Estate Investment Trust No. 156 and Hana Professional

Details of fair values of the above derivatives recorded in assets or liabilities	As of December 31, 2022, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	￦	44,365	44,365
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		102,780	102,780
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,500)		164	164
Non-current assets:
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 400,000)	￦	82,735	82,735
Floating-to-fixed cross currency interest rate swap (U.S dollar denominated bonds face value of USD 300,000)		37,107	37,107

	￦	267,151	267,151

Detailed information about f financial instruments under cash flow hedge	. As of December 31, 2022, details of fair values of the derivative assets and liabilities are as follows:

(In millions of won)
	Held for trading		Fair value
Current assets:
Contingent subscription right	￦	8,083	8,083
Subscription right		13,135	13,135

		21,218	21,218
Non-current assets:
Contingent subscription right		6,895	6,895
Total return swap		25,896	25,896

		32,791	32,791

	￦	54,009	54,009

Non-current liabilities:
Drag-along and call option rights	￦	(302,593)	(302,593)